Derivative Financial Instruments - Schedule of Fair Value Derivative Contracts Reported in Consolidated Balance Sheet (Details) - Not Designated as Hedging Instruments - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments Gain Loss [Line Items]
Derivative, total	$ (73)	$ (80)	$ (41)
Interest Rate Swap | Other Long-Term Liabilities
Derivative Instruments Gain Loss [Line Items]
Derivative on interest rate	$ (73)	$ (80)	(97)
Foreign Exchange Forward | Other Long-Term Liabilities
Derivative Instruments Gain Loss [Line Items]
Derivative on foreign exchange			(9)
Foreign Exchange Forward | Other Current Liabilities
Derivative Instruments Gain Loss [Line Items]
Derivative on foreign exchange			(18)
Foreign Exchange Forward | Other Long-Term Assets
Derivative Instruments Gain Loss [Line Items]
Derivative on foreign exchange			42
Foreign Exchange Forward | Other Current Assets
Derivative Instruments Gain Loss [Line Items]
Derivative on foreign exchange			$ 41